GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2016	2015	2014

Europe	$34,279	$39,110	$41,238
Asia and Oceania	27,700	28,495	41,990
Americas (excluding the United States)	13,094	14,347	3,299
Middle East and Africa	12,365	9,809	15,352
United States	2,931	8,206	15,307

	$90,369	$99,967	$117,186

The following are the Company’s major customers:

	Year ended December 31,
	2016	2015	2014

Customer A	25%	27%	27%
Customer B	17%	-	-
Customer C	-	10%	17%

	42%	37%	44%

The following presents total long-lived assets as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Long-lived assets:
Israel	$4,156	$4,924
United States	42	109
Other	189	156

	$4,387	$5,189